Schedule of Investments (unaudited)
April 30, 2024
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama(a) — 6.8%
Corporate — 6.8%
Black Belt Energy Gas District, RB, Series A, 5.25%, 01/01/54	$1,015	$ 1,070,222
Southeast Alabama Gas Supply District, RB, Series A, 4.00%, 06/01/49	250	249,793
Total Municipal Bonds in Alabama		1,320,015
California — 1.9%
Tobacco — 1.9%
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(b)	4,680	359,584
District of Columbia — 11.1%
Tobacco — 3.1%
District of Columbia Tobacco Settlement Financing Corp., RB, Series C, 0.00%, 06/15/55(b)	5,400	595,112
Transportation — 8.0%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/37	1,500	1,559,550
Total Municipal Bonds in District of Columbia		2,154,662
Iowa — 5.2%
Corporate — 5.2%
PEFA, Inc., RB, 5.00%, 09/01/49(a)	1,000	1,017,154
Puerto Rico — 5.7%
State — 5.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	127	123,881
Series A-1, Restructured, 5.00%, 07/01/58	478	475,846
Series A-2, Restructured, 4.78%, 07/01/58	129	125,103
Series A-2, Restructured, 4.33%, 07/01/40	391	381,381
Total Municipal Bonds in Puerto Rico		1,106,211
Virginia — 125.7%
County/City/Special District/School District — 20.2%
Albemarle County Economic Development Authority, RB, Series A, 5.00%, 06/01/42	500	550,412
City of Alexandria Virginia, GO, Series B, 4.00%, 12/15/52	1,375	1,297,813
Hampton Roads Transportation Accountability Commission, RB, Series A, 4.00%, 07/01/57	2,000	1,851,390
Lower Magnolia Green Community Development Authority, SAB, 5.00%, 03/01/35(c)	235	232,724
		3,932,339
Education — 11.9%
Virginia College Building Authority, RB, Series A, 02/01/42(d)	500	491,575
Virginia College Building Authority, Refunding RB
(NPFGC), 5.25%, 01/01/26	215	219,433
(NPFGC), 5.25%, 01/01/31	1,000	1,099,264
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	500,532
		2,310,804
Health — 21.1%
Danville Industrial Development Authority, Refunding RB, (AMBAC), 5.25%, 10/01/28(e)	265	270,084
Henrico County Economic Development Authority, RB, Class A, 5.00%, 10/01/52	1,000	1,024,848
Security	Par (000)	Value
Health (continued)
Henrico County Economic Development Authority, Refunding RB, 4.25%, 06/01/26	$145	$ 141,530
Isle Wight County Industrial Development Authority, RB, (AGM), 5.25%, 07/01/53	250	266,705
Norfolk Redevelopment & Housing Authority, RB, Series B, 4.00%, 01/01/25	105	104,539
Virginia Beach Development Authority, Refunding RB, 4.00%, 09/01/48	250	197,797
Virginia Commonwealth University Health System Authority, RB, Series A, 5.25%, 07/01/49	1,000	1,081,994
Winchester Economic Development Authority, Refunding RB, 5.00%, 01/01/44	1,000	1,003,017
		4,090,514
Housing — 22.7%
Virginia Housing Development Authority, RB, M/F Housing
Series A, 4.60%, 09/01/49	1,000	973,551
Series B, 5.00%, 03/01/65	1,000	1,013,198
Series F, 5.35%, 11/01/58	1,000	1,042,015
Series G, 5.15%, 11/01/52	600	615,558
Virginia Housing Development Authority, RB, S/F Housing, Series C, 4.88%, 07/01/48	750	762,593
		4,406,915
State — 17.7%
Ballston Quarter Community Development Authority, TA
Series A-1, 5.50%, 03/01/46	94	90,129
Series A-2, 7.13%, 03/01/59(f)	225	168,483
Cherry Hill Community Development Authority, SAB, 5.40%, 03/01/45(c)	250	246,656
Dulles Town Center Community Development Authority, Refunding SAB, 4.25%, 03/01/26	325	322,874
Virginia College Building Authority, RB
4.00%, 02/01/42	1,000	990,712
4.00%, 02/01/43	500	489,653
Series A, (SAW), 4.00%, 09/01/47	605	588,869
Virginia Resources Authority, RB, Class B, 5.25%, 11/01/47	500	548,957
		3,446,333
Tobacco — 7.2%
Tobacco Settlement Financing Corp., Refunding RB
Series B-1, 5.00%, 06/01/47	985	915,012
Series B-2, Convertible, 5.20%, 06/01/46(f)	500	479,164
		1,394,176
Transportation — 10.4%
Chesapeake Bay Bridge & Tunnel District, RB, 5.00%, 07/01/46	1,000	1,010,925
Virginia Small Business Financing Authority, RB
AMT, 5.00%, 12/31/52	500	501,100
AMT, 5.00%, 12/31/56	500	500,467
		2,012,492
Utilities — 14.5%
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	500	541,247
County of Fairfax Virginia Sewer Revenue, RB, Series A, 5.00%, 07/15/54	750	813,078
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Virginia Municipal Bond Trust (BHV)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
County of Henrico Virginia Water & Sewer Revenue, RB, 4.00%, 05/01/46	$1,000	$ 970,132
Fairfax County Water Authority, RB, 4.00%, 04/01/47	500	491,672
		2,816,129
Total Municipal Bonds in Virginia		24,409,702
Total Long-Term Investments — 156.4% (Cost: $30,176,829)		30,367,328

	Shares
Short-Term Securities
	Money Market Funds — 4.2%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(g)(h)	811,078	811,159
	Total Short-Term Securities — 4.2% (Cost: $811,058)	811,159
	Total Investments — 160.6% (Cost: $30,987,887)	31,178,487
	Liabilities in Excess of Other Assets — (1.1)%	(208,652)
	VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (59.5)%	(11,556,228)
	Net Assets Applicable to Common Shares — 100.0%	$ 19,413,607

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Zero-coupon bond.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security.
(e)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 4,819,412	$ —	$ (4,008,536)(a)	$ 716	$ (433)	$ 811,159	811,078	$ 31,245	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	3	06/18/24	$ 322	$ 8,011
U.S. Long Bond	3	06/18/24	342	11,948
5-Year U.S. Treasury Note	2	06/28/24	210	3,825
				$ 23,784

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Virginia Municipal Bond Trust (BHV)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 30,367,328	$ —	$ 30,367,328
Short-Term Securities
Money Market Funds	811,159	—	—	811,159
	$811,159	$30,367,328	$—	$31,178,487
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 23,784	$ —	$ —	$ 23,784

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
VRDP Shares at Liquidation Value	$—	$(11,600,000)	$—	$(11,600,000)
	$—	$(11,600,000)	$—	$(11,600,000)

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
Portfolio Abbreviation (continued)
SAW	State Aid Withholding
TA	Tax Allocation
Schedule of Investments